Condensed Consolidated Statements Of Redeemable Convertible Preferred Stock And Stockholders' Deficit - USD ($)	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Redeemable Convertible Preferred Stock Preferred Stock	BURTECH ACQUISITION CORP.	BURTECH ACQUISITION CORP. Accumulated Deficit	BURTECH ACQUISITION CORP. Class A common stock Common Stock	BURTECH ACQUISITION CORP. Class B Common Stock Common Stock
Balance at the beginning at Dec. 31, 2022	$ (70,539,000)	$ 0	$ 0	$ 209,928,000	$ (280,467,000)	$ 64,020,000	$ (10,144,670)	$ (10,145,752)	$ 133	$ 949
Balance at the beginning outstanding (in shares) at Dec. 31, 2022		6,143,294	124,225			16,498,279
Balance at the beginning (in shares) at Dec. 31, 2022									1,329,500	9,487,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in dollars)	$ 1,000			1,000
Exercise of stock options (in shares)	1,000	1,000
Conversion of Class B to Class A Shares (in shares)									9,487,495	(9,487,495)
Conversion of Class B to Class A Shares									$ 949	$ (949)
Stockholder Non-Redemption Agreement							8,758,683	8,758,683
Stockholder Non-Redemption Agreement							(8,758,683)	(8,758,683)
Stock-based compensation	$ 2,483,000			2,483,000
Excise tax liability arising from redemption of Class A shares							(2,523,150)	(2,523,150)
Accretion for common stock subject to redemption amount							(4,510,051)	(4,510,051)
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (In dollars)	(109,327,000)			(109,327,000)		$ 109,327,000
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (in shares)		(2,799,634)				27,996,424
Reissuance of common stock in common rights offering (in shares)		8,109,693
Issuance of common stock upon release of restricted stock units		6,000,000
Pay-to-Play financing charges	35,771,000			35,771,000
Debt financing charge on convertible notes	2,640,000			2,640,000
Net income (loss)	(87,589,000)				(87,589,000)		1,339,142	1,339,142
Balance at the end outstanding (in shares) at Dec. 31, 2023		17,454,353	124,225			44,494,703
Balance at the end (in shares) at Dec. 31, 2023									10,816,995	5
Balance at the end at Dec. 31, 2023	(226,560,000)	$ 0	$ 0	141,496,000	(368,056,000)	$ 173,347,000	(15,838,729)	(15,839,811)	$ 1,082
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in dollars)	$ 98,000			98,000
Exercise of stock options (in shares)	65,646	65,646
Stock-based compensation	$ 3,847,000			3,847,000
Excise tax liability arising from redemption of Class A shares							(27,747)	(27,747)
Accretion for common stock subject to redemption amount							(3,380,995)	(3,380,995)
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value (In dollars)	0
Net income (loss)	(61,195,000)				(61,195,000)		(4,113,532)	(4,113,532)
Balance at the end outstanding (in shares) at Dec. 31, 2024		17,519,999	124,225			44,494,703
Balance at the end (in shares) at Dec. 31, 2024									10,816,995	5
Balance at the end at Dec. 31, 2024	$ (283,810,000)	$ 0	$ 0	$ 145,441,000	$ (429,251,000)	$ 173,347,000	$ (23,361,003)	$ (23,362,085)	$ 1,082